Stockholders' Equity (Detail Textuals 1) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended				9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Series D Preferred Stock	Sep. 30, 2013 Cumulative Convertible Preferred Stock Series A Preferred Stock	Dec. 31, 2012 Cumulative Convertible Preferred Stock Series A Preferred Stock	Sep. 30, 2013 Cumulative Convertible Preferred Stock Series B Preferred Stock	Dec. 31, 2012 Cumulative Convertible Preferred Stock Series B Preferred Stock	Sep. 30, 2013 Cumulative Convertible Preferred Stock Series D Preferred Stock	Dec. 31, 2012 Cumulative Convertible Preferred Stock Series D Preferred Stock	Oct. 15, 2013 Cumulative Convertible Preferred Stock Series D Preferred Stock	Aug. 21, 2013 Cumulative Convertible Preferred Stock Series D Preferred Stock	Aug. 15, 2013 Cumulative Convertible Preferred Stock Series D Preferred Stock	Sep. 30, 2013 Cumulative Convertible Preferred Stock Series D Preferred Stock On the date of issue	Sep. 30, 2013 Cumulative Convertible Preferred Stock Series D Preferred Stock After the date of issue	Sep. 30, 2013 Cumulative Convertible Preferred Stock Series D Preferred Stock Minimum	Dec. 31, 2012 Cumulative Convertible Preferred Stock Series D Preferred Stock Minimum	Sep. 30, 2013 Cumulative Convertible Preferred Stock Series D Preferred Stock Maximum	Dec. 31, 2012 Cumulative Convertible Preferred Stock Series D Preferred Stock Maximum
Dividends Payable [Line Items]
Stated value of the Preferred per share					$ 4.00	$ 4.00	$ 3.20	$ 3.20	$ 10.00	$ 10.00
Preferred Stock, Dividend Payment Rate, Variable									The Series D Preferred Stock entitles the holder to cumulative dividends, payable quarterly, at an annual rate of (i) 8% of the Stated Value during the three year period commencing on the date of issue, and (ii) 12% of the Stated Value commencing three years after the date of issue. We may, at the Company's option, pay dividends in PIK Shares, in which event the applicable dividend rate will be 12% and the number of such PIK Shares issuable will be equal to the aggregate dividend payable divided by the lesser of (x) the then effective Conversion Price or (y) the average volume weighted average price of the Company's common stock for the five prior consecutive trading days.	The Series D Preferred Stock entitles the holder to cumulative dividends, payable quarterly, at an annual rate of (i) 8% of the Stated Value during the three year period commencing on the date of issue, and (ii) 12% of the Stated Value commencing three years after the date of issue. We may, at our option, pay dividends in PIK Shares, in which event the applicable dividend rate will be 12% and the number of such PIK Shares issuable will be equal to the aggregate dividend payable divided by the lesser of (x) the then effective Conversion Price or (y) the average volume weighted average price of the Company's common stock for the five prior consecutive trading days.
Dividend Rate					8.00%	8.00%	8.00%	8.00%	8.00%	8.00%				8.00%	12.00%
Conversion Price Per Share				$ 1.00	$ 4.00	$ 4.00	$ 3.20	$ 3.20	$ 1.00	$ 1.00		$ 0.90	$ 0.90
Shares designated	10,000,000	10,000,000	10,000,000		500,000	500,000	500,000	500,000	4,000,000	4,000,000
Par value of preferred stock (in dollars per share)	$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Liquidation Price Per Share									$ 10.00	$ 10.00
Partial liquidated damage percentages of purchase price paid by each investor																0.10%	0.10%	0.60%	0.60%
Minimum closing price of common stock									$ 2.00	$ 2.00
Minimum average daily trading volume									5,000	5,000
Redemption purchase price per share									$ 10.00	$ 10.00
Cash dividend paid	$ (422)	$ (666)	$ (181)						$ 142
Liquidated Damages											$ 18,000